Earnings per share - Summary (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Net income	$ 143.6	$ 96.1	$ 21.6
Weighted average multiple and subordinate voting shares outstanding (in shares)	109,422,574	107,250,039	100,262,026
Weighted average number of shares on exercise of stock options and settlement of RSUs (in shares)	2,345,010	4,269,199	1,761,170
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	111,767,584	111,519,238	102,023,196
Basic (CAD per share)	$ 1.31	$ 0.90	$ 0.22
Diluted (CAD per share)	$ 1.28	$ 0.86	$ 0.21